Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 148,070	$ 83,614	$ 41,604
Total current assets	154,340	92,914
Non-current assets	172,383	200,885
Current liabilities	(8,754)	(14,990)
Non-current liabilities	(127,266)	(119,188)
Withholding tax expense	(1,219)	(1,445)
General and administrative	(7,713)	(6,692)
NET (LOSS) /INCOME	(36,234)	$ 51,665
Minera Exar S.A.
CURRENT ASSETS
Cash and cash equivalents	752
Other current assets	7,397
Total current assets	8,149
Non-current assets	512,990
Current liabilities	(20,458)
Non-current liabilities	(273,050)
Net assets	227,631
Other expenses	(1,893)
Deferred tax recovery	4,342
NET (LOSS) /INCOME	2,449
Exar Capital B.V.
CURRENT ASSETS
Cash and cash equivalents	10,769
Other current assets	3,126
Total current assets	13,895
Other current liabilities	(1,000)
Other non-current liabilities	(5,284)
Net assets	43,927
Withholding tax expense	(2,973)
General and administrative	(457)
NET (LOSS) /INCOME	22,828
Exar Capital B.V. | Lithium Americas and Ganfeng | Loans
CURRENT ASSETS
Current liabilities	(230,906)
Exar Capital B.V. | Minera Exar S.A.
CURRENT ASSETS
Interest income on loans from Minera Exar S.A.	26,258
Exar Capital B.V. | Minera Exar S.A. | Loans
CURRENT ASSETS
Non-current assets	$ 267,222